Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Sep. 30, 2015
Income taxes (Textual)
PRC statutory rate, percentage			25.00%
Operating loss carry forward	$ 1,700,000		$ 1,700,000
Operating loss carryforwards, description			Future net operation losses of approximately $ 1.7 million is available to offset future operating income through 2026.
Effective income tax rate	0.30%		0.40%
PRC subsidiaries subject to income tax rate			25.00%
Deferred tax asset on net operating losses	$ 85,981		$ 85,981		$ 52,609
Hong Kong [Member]
Income taxes (Textual)
Effective income tax rate	16.50%	16.50%	16.50%	16.50%
Maximum [Member]
Income taxes (Textual)
PRC statutory rate, percentage			35.00%
Minimum [Member]
Income taxes (Textual)
PRC statutory rate, percentage			15.00%